Organizations and Principal Activities (Details) - Schedule of consolidated financial statements of revenue - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Organizations and Principal Activities (Details) - Schedule of consolidated financial statements of revenue [Line Items]
Net revenues	¥ 1,027,988	$ 161,314	¥ 846,298	¥ 1,147,942
Net loss	(1,832,247)	(287,520)	(396,494)	(736,149)
Net cash (used in)/provided by operating activities	72,702	11,409	8,435	(164,856)
Net cash provided by/(used in) investing activities	(40,811)	(6,404)	(41,915)	36,329
Net cash provided by/(used in) financing activities	¥ (31,281)	$ (4,909)	¥ (34,223)	¥ 13,358